Short-Term Operating Lease (Details) - Schedule of operating lease costs	Dec. 31, 2022	Jun. 30, 2022
Schedule of operating lease costs [Abstract]
Weighted average remaining lease term (years) of operating leases:	6 months	6 months
Weighted average discount rate of operating leases:	2.90%	2.90%